Pioneer Variable Contracts Trust
Pioneer Strategic Income

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  March 31, 2022

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 116.7%
	Senior Secured Floating Rate Loan Interests — 1.5% of Net Assets*(a)
	Airlines — 0.1%
40,000	LATAM Airlines Group SA, PIK Term Loan A, (Term SOFR + 750 bps), 8/8/22	$ 40,175
	Total Airlines	$40,175
	Chemicals-Diversified — 0.1%
20,000	LSF11 A5 HoldCo LLC, Term Loan, 4.114% (SOFR + 375 bps), 10/15/28	$ 19,733
	Total Chemicals-Diversified	$19,733
	Distribution & Wholesale — 0.1%
35,000	Owens & Minor, Inc., Term B-1 Facility, 4.25% (Term SOFR + 375 bps), 3/29/29	$ 34,956
	Total Distribution & Wholesale	$34,956
	Electronic Composition — 0.0%†
12,232	Energy Acquisition LP, First Lien Initial Term Loan, 4.699% (LIBOR + 425 bps), 6/26/25	$ 11,983
	Total Electronic Composition	$11,983
	Finance-Special Purpose Banks — 0.2%
85,558	Bank of Industry, Ltd., 6.803% (LIBOR + 600 bps), 12/11/23	$ 86,257
	Total Finance-Special Purpose Banks	$86,257
	Insurance Brokers — 0.3%
95,500	USI, Inc. (fka Compass Investors Inc.), 2017 New Term Loan, 4.006% (LIBOR + 300 bps), 5/16/24	$ 95,044
	Total Insurance Brokers	$95,044
	Metal Processors & Fabrication — 0.1%
39,800	Grinding Media, Inc. (Molycop, Ltd.), First Lien Term Loan, 4.796% (LIBOR + 400 bps), 10/12/28	$ 39,526
	Total Metal Processors & Fabrication	$39,526
	Oil-Field Services — 0.2%
85,000	ProFrac Holdings II LLC, Term Loan, 9.50% (Term SOFR + 850 bps), 3/4/25	$ 82,875
	Total Oil-Field Services	$82,875
	Recreational Centers — 0.0%†
15,560	Fitness International LLC, Term B Loan, 4.256% (LIBOR + 325 bps), 4/18/25	$ 14,467
	Total Recreational Centers	$14,467
	Rental Auto & Equipment — 0.0%†
14,962	PECF USS Intermediate Holding III Corp., Initial Term Loan, 4.758% (LIBOR + 425 bps), 12/15/28	$ 14,845
	Total Rental Auto & Equipment	$14,845
	Retail — 0.0%†
14,588	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.817% (LIBOR + 450 bps), 9/12/24	$ 14,235
	Total Retail	$14,235
	Retail-Restaurants — 0.2%
69,604	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 2.207% (LIBOR + 175 bps), 11/19/26	$ 68,247
	Total Retail-Restaurants	$68,247
	Schools — 0.1%
35,284	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 4.756% (LIBOR + 375 bps), 2/21/25	$ 34,865
	Total Schools	$34,865

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Television — 0.1%
39,047	Sinclair Television Group, Inc., Tranche B Term Loan, 2.71% (LIBOR + 225 bps), 1/3/24	$ 38,129
	Total Television	$38,129
	Total Senior Secured Floating Rate Loan Interests (Cost $594,670)	$595,337

Shares
	Common Stocks — 0.1% of Net Assets
	Airlines — 0.1%
1,529(b)	Grupo Aeromexico SAB de CV	$ 26,147
	Total Airlines	$26,147
	Household Durables — 0.0%†
15,463(b)	Desarrolladora Homex SAB de CV	$ 33
	Total Household Durables	$33
	Paper & Forest Products — 0.0%†
1,032(b)	Emerald Plantation Holdings, Ltd.	$ 21
	Total Paper & Forest Products	$21
	Total Common Stocks (Cost $30,517)	$26,201

Principal Amount USD ($)
	Asset Backed Securities — 4.1% of Net Assets
100,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class D, 2.597% (1 Month USD LIBOR + 220 bps), 8/15/34 (144A)	$ 97,277
100,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class D, 3.297% (1 Month USD LIBOR + 290 bps), 11/15/36 (144A)	98,686
100,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class E, 3.797% (1 Month USD LIBOR + 340 bps), 11/15/36 (144A)	98,606
100,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	77,258
19,804(c)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	19,009
28,950	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	29,131
37,031	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	14,238
100,000(a)	KREF Ltd., Series 2021-FL2, Class C, 2.441% (1 Month USD LIBOR + 200 bps), 2/15/39 (144A)	97,680
100,000(a)	KREF Ltd., Series 2021-FL2, Class E, 3.291% (1 Month USD LIBOR + 285 bps), 2/15/39 (144A)	97,517
100,000(d)	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	74,050
55,300	Small Business Lending Trust, Series 2019-A, Class C, 4.31%, 7/15/26 (144A)	55,375
100,000(e)	Towd Point Mortgage Trust, Series 2015-2, Class 1B3, 3.306%, 11/25/60 (144A)	94,687
125,000(e)	Towd Point Mortgage Trust, Series 2016-4, Class B1, 3.80%, 7/25/56 (144A)	124,227
100,000(e)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.752%, 10/25/56 (144A)	95,734
100,000(e)	Towd Point Mortgage Trust, Series 2017-3, Class B3, 3.828%, 7/25/57 (144A)	96,522
150,000(e)	Towd Point Mortgage Trust, Series 2019-4, Class M2B, 3.25%, 10/25/59 (144A)	137,631
100,000	VFI ABS LLC, Series 2022-1A, Class D, 6.68%, 11/26/29 (144A)	97,899
240,312	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	229,530
	Total Asset Backed Securities (Cost $1,723,120)	$1,635,057

	Collateralized Mortgage Obligations—12.7% of Net Assets
150,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M2, 3.249% (SOFR30A + 315 bps), 9/25/31 (144A)	$ 142,592
100,000(e)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	92,681

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	$ 94,559
100,000(e)	CIM Trust, Series 2019-R5, Class M3, 3.50%, 9/25/59 (144A)	97,328
97,624(e)	CIM Trust, Series 2021-J2, Class B3, 2.674%, 4/25/51 (144A)	89,451
98,635(e)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.988%, 5/25/51 (144A)	91,125
30,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 4.107% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	29,363
50,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 4.107% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	49,776
220,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 4.599% (SOFR30A + 450 bps), 1/25/42 (144A)	207,598
150,000(a)	Eagle Re, Ltd., Series 2019-1, Class B1, 4.957% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	148,182
150,000(a)	Eagle Re, Ltd., Series 2020-2, Class B1, 7.457% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	152,298
150,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 4.349% (SOFR30A + 425 bps), 4/25/34 (144A)	142,361
40,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1B1, 4.207% (1 Month USD LIBOR + 375 bps), 10/25/30	39,499
70,409(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 2.457% (1 Month USD LIBOR + 200 bps), 3/25/31	70,343
1,740	Fannie Mae REMICS, Series 2009-36, Class HX, 4.50%, 6/25/29	1,774
103,182(a)(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4087, Class SB, 5.633% (1 Month USD LIBOR + 603 bps), 7/15/42	17,036
54,353(a)(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 6.153% (1 Month USD LIBOR + 655 bps), 8/15/42	10,093
33,512(a)(f)	Federal National Mortgage Association REMICS, Series 2012-14, Class SP, 6.093% (1 Month USD LIBOR + 655 bps), 8/25/41	3,957
21,431(a)(f)	Federal National Mortgage Association REMICS, Series 2018-43, Class SM, 5.743% (1 Month USD LIBOR + 620 bps), 6/25/48	2,887
29,190(a)(f)	Federal National Mortgage Association REMICS, Series 2019-33, Class S, 5.593% (1 Month USD LIBOR + 605 bps), 7/25/49	2,645
25,366(a)(f)	Federal National Mortgage Association REMICS, Series 2019-41, Class PS, 5.593% (1 Month USD LIBOR + 605 bps), 8/25/49	3,993
24,172(a)(f)	Federal National Mortgage Association REMICS, Series 2019-41, Class SM, 5.593% (1 Month USD LIBOR + 605 bps), 8/25/49	3,626
52,833(f)	Freddie Mac REMICS, Series 4999, Class QI, 4.00%, 5/25/50	9,700
55,821(f)	Freddie Mac REMICS, Series 5018, Class EI, 4.00%, 10/25/50	10,304
69,476(f)	Freddie Mac REMICS, Series 5067, Class GI, 4.00%, 12/25/50	13,405
10,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class B1, 2.957% (1 Month USD LIBOR + 250 bps), 2/25/50 (144A)	9,421
77,797(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 5.557% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	80,531
70,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1, 6.457% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	73,510
40,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B2, 10.457% (1 Month USD LIBOR + 1,000 bps), 8/25/50 (144A)	48,124
40,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B2, 11.599% (SOFR30A + 1,150 bps), 10/25/50 (144A)	48,105
50,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B1, 3.099% (SOFR30A + 300 bps), 12/25/50 (144A)	46,748
50,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2, 5.749% (SOFR30A + 565 bps), 12/25/50 (144A)	45,998
27,002(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.557% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	27,120

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
30,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA3, Class B2, 10.457% (1 Month USD LIBOR + 1,000 bps), 7/25/50 (144A)	$ 35,706
100,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B1, 2.749% (SOFR30A + 265 bps), 1/25/51 (144A)	88,551
70,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 4.849% (SOFR30A + 475 bps), 1/25/51 (144A)	60,888
80,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA5, Class B1, 3.149% (SOFR30A + 305 bps), 1/25/34 (144A)	74,584
70,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.099% (SOFR30A + 500 bps), 8/25/33 (144A)	62,203
180,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA4, Class B1, 3.849% (SOFR30A + 375 bps), 12/25/41 (144A)	161,783
100,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-HQA1, Class M2, 5.30% (SOFR30A + 525 bps), 3/25/42 (144A)	101,859
150,000(a)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B1, 4.707% (1 Month USD LIBOR + 425 bps), 10/25/48 (144A)	151,503
100,000(a)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 2.757% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	99,766
60,000(a)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class B1, 4.507% (1 Month USD LIBOR + 405 bps), 2/25/49 (144A)	58,499
70,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, 4.099% (SOFR30A + 400 bps), 11/25/50 (144A)	68,249
80,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 7.499% (SOFR30A + 740 bps), 11/25/50 (144A)	84,206
45,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, 3.499% (SOFR30A + 340 bps), 8/25/33 (144A)	41,900
220,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class B1, 4.849% (SOFR30A + 475 bps), 2/25/42 (144A)	205,965
14,164	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	14,927
119,115(f)	Government National Mortgage Association, Series 2019-110, Class PI, 3.50%, 9/20/49	12,254
183,724(a)(f)	Government National Mortgage Association, Series 2019-117, Class SB, 2.971% (1 Month USD LIBOR + 342 bps), 9/20/49	10,507
182,219(a)(f)	Government National Mortgage Association, Series 2019-121, Class SA, 2.901% (1 Month USD LIBOR + 335 bps), 10/20/49	11,821
278,998(f)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	42,255
287,111(f)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	29,771
134,011(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	21,061
80,621(a)(f)	Government National Mortgage Association, Series 2019-90, Class SA, 2.851% (1 Month USD LIBOR + 330 bps), 7/20/49	3,997
151,255(a)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 2.901% (1 Month USD LIBOR + 335 bps), 1/20/50	8,335
2,125	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	2,140
99,360(e)	GS Mortgage-Backed Securities Trust, Series 2021-GR3, Class B2, 3.395%, 4/25/52 (144A)	89,731
99,365(e)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class B3, 2.837%, 5/28/52 (144A)	85,209
97,824(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.231%, 7/25/51 (144A)	87,415
98,097(e)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.82%, 11/25/51 (144A)	81,307
147,436(e)	JP Morgan Mortgage Trust, Series 2021-8, Class B3, 2.869%, 12/25/51 (144A)	122,433
98,050(e)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.99%, 10/25/51 (144A)	82,379
93,124(e)	JP Morgan Mortgage Trust, Series 2021-INV6, Class A5A, 2.50%, 4/25/52 (144A)	85,280
100,000(e)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.122%, 8/25/52 (144A)	84,958
99,657(e)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B3, 3.302%, 3/25/52 (144A)	87,606
100,000(e)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.529%, 7/25/52 (144A)	89,079

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
73,166(a)	JPMorgan Chase Bank NA - JPMWM, Series 2021-CL1, Class M3, 1.899% (SOFR30A + 180 bps), 3/25/51 (144A)	$ 71,201
100,000(e)	MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/60 (144A)	90,654
97,530(e)	Oceanview Mortgage Trust, Series 2021-1, Class B2, 2.733%, 5/25/51 (144A)	86,056
98,579(e)	Provident Funding Mortgage Trust, Series 2021-J1, Class B3, 2.639%, 10/25/51 (144A)	84,361
99,222(e)	Rate Mortgage Trust, Series 2021-HB1, Class B2, 2.708%, 12/25/51 (144A)	86,121
98,027(e)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.708%, 7/25/51 (144A)	86,314
96,394(e)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	93,784
110,000(a)	Traingle Re, Ltd., Series 2021-1, Class M2, 4.357% (1 Month USD LIBOR + 390 bps), 8/25/33 (144A)	109,649
100,000	ZH Trust, Series 2021-2, Class B, 3.506%, 10/17/27 (144A)	95,410
	Total Collateralized Mortgage Obligations (Cost $5,654,957)	$5,057,810

	Commercial Mortgage-Backed Securities—10.2% of Net Assets
100,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 2.90% (SOFR30A + 285 bps), 12/17/24 (144A)	$ 98,020
25,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class E, 4.147% (1 Month USD LIBOR + 375 bps), 9/15/38 (144A)	24,541
40,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944% , 7/15/51	41,030
100,000(e)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.289% , 9/15/48 (144A)	93,402
100,000(a)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 2.797% (1 Month USD LIBOR + 240 bps), 9/15/36 (144A)	96,454
100,000(a)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class G, 3.247% (1 Month USD LIBOR + 285 bps), 9/15/36 (144A)	96,077
300,000(a)	BX Trust, Series 2021-ARIA, Class E, 2.642% (1 Month USD LIBOR + 224 bps), 10/15/36 (144A)	292,105
38,947	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597% , 1/10/48	39,003
99,275(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 2.747% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	95,684
150,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744% , 3/10/51	150,695
65,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 3.118% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	63,210
98,299(a)	Cold Storage Trust, Series 2020-ICE5, Class D, 2.497% (1 Month USD LIBOR + 210 bps), 11/15/37 (144A)	97,193
100,000(e)	COLEM Mortgage Trust, Series 2022-HLNE, Class D, 2.543% , 4/12/42 (144A)	87,063
100,000(e)	COMM Mortgage Trust, Series 2015-CR24, Class D, 3.463% , 8/10/48	90,078
75,000(e)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035% , 2/10/48	74,216
100,000(e)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.261% , 4/15/50	90,186
25,000(e)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.561% , 11/15/48	23,250
100,000(e)	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 3.963% , 12/10/36 (144A)	97,159
75,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 4.099% (SOFR30A + 400 bps), 11/25/51 (144A)	71,344
30,000(e)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.036% , 7/25/27 (144A)	30,277
49,000(e)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.791% , 12/25/26 (144A)	47,177
50,000(e)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.064% , 7/25/27 (144A)	49,119
75,000(e)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.812% , 12/25/27 (144A)	71,754
25,000(e)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.082% , 10/25/31 (144A)	24,521
75,000(e)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.382% , 2/25/52 (144A)	75,755
66,507(e)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60% , 10/25/27 (144A)	55,201
50,000(e)	FREMF Mortgage Trust, Series 2020-K106, Class B, 3.585% , 3/25/53 (144A)	48,436
50,000(e)	FREMF Trust, Series 2018-KW04, Class B, 3.645% , 9/25/28 (144A)	47,849
75,000(a)	Great Wolf Trust, Series 2019-WOLF, Class E, 3.129% (1 Month USD LIBOR + 273 bps), 12/15/36 (144A)	71,906

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
100,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 2.897% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	$ 97,823
100,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G, 4.397% (1 Month USD LIBOR + 400 bps), 12/15/36 (144A)	94,312
50,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFX, 4.549% , 7/5/33 (144A)	50,485
100,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 2.997% (1 Month USD LIBOR + 260 bps), 9/15/29 (144A)	96,177
100,000(e)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.861% , 12/5/38 (144A)	84,923
50,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469% , 6/15/52 (144A)	48,331
325,000(a)	Med Trust, Series 2021-MDLN, Class F, 4.397% (1 Month USD LIBOR + 400 bps), 11/15/38 (144A)	317,252
100,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012% , 9/9/32 (144A)	97,739
25,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00% , 3/15/49 (144A)	22,072
100,000(e)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276% , 7/11/40 (144A)	102,225
100,000(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 3.707% (1 Month USD LIBOR + 325 bps), 10/15/49 (144A)	94,604
40,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713% , 4/13/33 (144A)	36,850
100,000(e)	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class E, 3.584% , 3/11/31 (144A)	97,848
50,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 3.407% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	49,181
55,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class D, 3.806% (SOFR30A + 370 bps), 1/25/37 (144A)	54,939
25,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class E, 4.356% (SOFR30A + 425 bps), 1/25/37 (144A)	24,972
100,000(e)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.489% , 2/25/52 (144A)	97,540
100,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851% , 7/15/41 (144A)	85,603
150,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851% , 7/15/41 (144A)	122,018
100,000(e)	Soho Trust, Series 2021-SOHO, Class A, 2.697% , 8/10/38 (144A)	90,174
1,000,000(e)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.324% , 3/15/51	20,428
	Total Commercial Mortgage-Backed Securities (Cost $4,194,234)	$4,028,201

	Convertible Corporate Bonds — 0.8% of Net Assets
	Airlines — 0.1%
51,000	Spirit Airlines, Inc., 1.00%, 5/15/26	$ 45,747
	Total Airlines	$45,747
	Beverages — 0.0%†
20,000	MGP Ingredients, Inc., 1.875%, 11/15/41 (144A)	$ 22,494
	Total Beverages	$22,494
	Biotechnology — 0.1%
35,000	Insmed, Inc., 1.75%, 1/15/25	$ 34,930
	Total Biotechnology	$34,930
	Entertainment — 0.3%
122,000(d)	DraftKings, Inc., 3/15/28	$ 87,657
15,000	IMAX Corp., 0.50%, 4/1/26 (144A)	14,250
	Total Entertainment	$101,907
	Pharmaceuticals — 0.1%
75,000	Tricida, Inc., 3.50%, 5/15/27	$ 36,810

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Pharmaceuticals — (continued)
	Total Pharmaceuticals	$36,810
	Software — 0.2%
22,000	Bentley Systems, Inc., 0.375%, 7/1/27 (144A)	$ 19,096
47,000	Verint Systems, Inc., 0.25%, 4/15/26 (144A)	49,011
	Total Software	$68,107
	Total Convertible Corporate Bonds (Cost $366,112)	$309,995

	Corporate Bonds — 32.3% of Net Assets
	Advertising — 0.3%
106,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	$ 100,459
	Total Advertising	$100,459
	Aerospace & Defense — 1.0%
237,000	Boeing Co., 3.75%, 2/1/50	$ 210,921
165,000	Boeing Co., 5.805%, 5/1/50	190,441
	Total Aerospace & Defense	$401,362
	Airlines — 1.6%
20,000	Air Canada, 3.875%, 8/15/26 (144A)	$ 18,875
70,594	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.80%, 8/15/27 (144A)	72,263
15,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	13,587
39,772	British Airways 2019-1 Class A Pass Through Trust, 3.35%, 6/15/29 (144A)	37,699
51,079	British Airways 2019-1 Class AA Pass Through Trust, 3.30%, 12/15/32 (144A)	48,335
16,948	British Airways 2020-1 Class A Pass Through Trust, 4.25%, 11/15/32 (144A)	16,949
24,533	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	27,109
110,000	Gol Finance SA, 8.00%, 6/30/26 (144A)	98,845
200,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	198,000
19,626	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	19,635
80,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27 (144A)	83,400
10,000	United Airlines, Inc., 4.375%, 4/15/26 (144A)	9,844
10,000	United Airlines, Inc., 4.625%, 4/15/29 (144A)	9,510
	Total Airlines	$654,051
	Auto Manufacturers — 0.9%
135,000	Ford Motor Co., 4.346%, 12/8/26	$ 135,844
42,000	Ford Motor Co., 5.291%, 12/8/46	40,765
200,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	189,903
	Total Auto Manufacturers	$366,512
	Auto Parts & Equipment — 0.1%
40,000	Dana, Inc., 4.25%, 9/1/30	$ 36,608
	Total Auto Parts & Equipment	$36,608
	Banks — 6.1%
200,000(e)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 181,788
ARS750,000(a)	Banco de la Ciudad de Buenos Aires, 44.974% (BADLARPP + 399 bps), 12/5/22	1,333
200,000(e)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	179,532
250,000(e)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	226,303
25,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	23,181
25,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	24,924

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
220,000(e)(g)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	$ 187,275
200,000(e)	Intesa Sanpaolo S.p.A., 4.198% (1 Year CMT Index + 260 bps), 6/1/32 (144A)	177,145
100,000(e)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	88,770
235,000(e)(g)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	201,708
200,000(e)	Societe Generale SA, 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	174,039
205,000(e)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	189,756
EUR283,675(c)(g)	Stichting AK Rabobank Certificaten, 6.50%	366,144
200,000(e)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	191,132
200,000(e)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	211,858
	Total Banks	$2,424,888
	Beverages — 0.1%
50,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29 (144A)	$ 49,750
	Total Beverages	$49,750
	Biotechnology — 0.4%
20,000	Amgen, Inc., 4.20%, 2/22/52	$ 20,673
55,000	Amgen, Inc., 4.40%, 2/22/62	57,064
65,000	Bio-Rad Laboratories, Inc., 3.70%, 3/15/32	64,242
	Total Biotechnology	$141,979
	Building Materials — 0.7%
50,000	Fortune Brands Home & Security, Inc., 4.50%, 3/25/52	$ 48,910
10,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	9,301
45,000	Patrick Industries, Inc., 4.75%, 5/1/29 (144A)	38,700
93,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	85,560
110,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	108,984
	Total Building Materials	$291,455
	Chemicals — 0.7%
28,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	$ 28,034
89,000	Olin Corp., 5.00%, 2/1/30	87,442
10,000	Olin Corp., 5.625%, 8/1/29	10,190
50,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	46,137
105,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	98,175
	Total Chemicals	$269,978
	Commercial Services — 1.0%
45,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 45,532
55,000	CoreLogic, Inc., 4.50%, 5/1/28 (144A)	51,854
35,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	33,532
39,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	35,138
24,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	24,600
20,000	HealthEquity, Inc., 4.50%, 10/1/29 (144A)	18,950
15,000	Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 7/15/29 (144A)	14,962
15,000	Nielsen Finance LLC/Nielsen Finance Co., 4.75%, 7/15/31 (144A)	14,991
35,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	35,706
104,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	101,858
	Total Commercial Services	$377,123
	Computers — 0.2%
40,000	KBR, Inc., 4.75%, 9/30/28 (144A)	$ 38,972

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Computers — (continued)
25,000	NCR Corp., 5.00%, 10/1/28 (144A)	$ 23,937
10,000	NCR Corp., 5.25%, 10/1/30 (144A)	9,425
	Total Computers	$72,334
	Cosmetics/Personal Care — 0.1%
55,000	Edgewell Personal Care Co., 5.50%, 6/1/28 (144A)	$ 54,906
	Total Cosmetics/Personal Care	$54,906
	Diversified Financial Services — 2.5%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 135,239
150,000	Air Lease Corp., 2.875%, 1/15/32	134,321
70,000	Air Lease Corp., 3.125%, 12/1/30	64,725
87,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	88,414
155,702(h)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	141,606
55,000	OneMain Finance Corp., 3.50%, 1/15/27	50,875
130,000	OneMain Finance Corp., 4.00%, 9/15/30	114,725
100,000(a)	OWS Cre Funding I LLC, 5.355% (1 Month USD LIBOR + 490 bps), 9/1/23 (144A)	99,660
84,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	74,846
75,000	VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30 (144A)	70,875
	Total Diversified Financial Services	$975,286
	Electric — 2.2%
75,000(e)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 69,829
226,000	Calpine Corp., 3.75%, 3/1/31 (144A)	202,312
15,000	Calpine Corp., 4.625%, 2/1/29 (144A)	13,800
15,000	Calpine Corp., 5.00%, 2/1/31 (144A)	13,650
40,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	37,404
10,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	9,200
17,000	NextEra Energy Operating Partners LP, 4.50%, 9/15/27 (144A)	17,021
15,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)	13,333
20,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	17,592
90,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	79,200
200,000	NRG Energy, Inc., 4.45%, 6/15/29 (144A)	200,219
150,000	Vistra Operations Co. LLC, 3.70%, 1/30/27 (144A)	144,171
75,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	70,875
	Total Electric	$888,606
	Electrical Components & Equipments — 0.2%
EUR100,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 (144A)	$ 97,216
	Total Electrical Components & Equipments	$97,216
	Electronics — 0.1%
25,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$ 23,250
25,000	Sensata Technologies BV, 4.00%, 4/15/29 (144A)	23,806
	Total Electronics	$47,056
	Energy-Alternate Sources — 0.1%
40,394	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 44,031
	Total Energy-Alternate Sources	$44,031
	Engineering & Construction — 0.5%
20,000	Arcosa, Inc., 4.375%, 4/15/29 (144A)	$ 18,975
75,000	Artera Services LLC, 9.033%, 12/4/25 (144A)	74,062

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Engineering & Construction — (continued)
77,000	Dycom Industries, Inc., 4.50%, 4/15/29 (144A)	$ 72,573
40,000	TopBuild Corp., 4.125%, 2/15/32 (144A)	36,250
	Total Engineering & Construction	$201,860
	Entertainment — 0.8%
20,000	Caesars Entertainment, Inc., 4.625%, 10/15/29 (144A)	$ 18,768
45,000	CDI Escrow Issuer, Inc., 5.75%, 4/1/30 (144A)	45,450
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	180,915
25,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	24,645
15,000	Scientific Games International, Inc., 7.00%, 5/15/28 (144A)	15,547
15,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	15,731
31,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	32,279
	Total Entertainment	$333,335
	Food — 0.2%
25,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32 (144A)	$ 22,313
20,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30 (144A)	20,445
20,000	US Foods, Inc., 4.625%, 6/1/30 (144A)	18,550
	Total Food	$61,308
	Forest Products & Paper — 0.1%
22,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 20,433
	Total Forest Products & Paper	$20,433
	Healthcare-Services — 0.3%
25,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29 (144A)	$ 23,305
75,000	Tenet Healthcare Corp., 4.375%, 1/15/30 (144A)	71,995
31,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	29,528
	Total Healthcare-Services	$124,828
	Home Builders — 0.0%†
8,000	M/I Homes, Inc., 3.95%, 2/15/30	$ 7,040
	Total Home Builders	$7,040
	Insurance — 0.4%
19,000	Aon Corp./Aon Global Holdings Plc, 2.60%, 12/2/31	$ 17,482
120,000(e)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	125,689
	Total Insurance	$143,171
	Iron & Steel — 0.3%
25,000	Cleveland-Cliffs, Inc., 4.875%, 3/1/31 (144A)	$ 24,668
20,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	21,000
40,000	Commercial Metals Co., 4.375%, 3/15/32	37,150
40,000	TMS International Corp., 6.25%, 4/15/29 (144A)	38,000
	Total Iron & Steel	$120,818
	Leisure Time — 0.3%
15,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 15,115
10,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	9,273
5,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	4,564
94,000	VOC Escrow, Ltd., 5.00%, 2/15/28 (144A)	87,777
	Total Leisure Time	$116,729

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Lodging — 0.1%
30,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 28,747
	Total Lodging	$28,747
	Media — 1.0%
10,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 8,925
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	119,956
40,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33	39,888
200,000	CSC Holdings LLC, 5.50%, 4/15/27 (144A)	198,250
19,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	3,942
20,000	Sinclair Television Group, Inc., 4.125%, 12/1/30 (144A)	17,833
	Total Media	$388,794
	Metal Fabricate/Hardware — 0.1%
47,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 39,363
	Total Metal Fabricate/Hardware	$39,363
	Mining — 0.8%
115,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 99,843
85,000	FMG Resources August 2006 Pty, Ltd., 4.375%, 4/1/31 (144A)	80,401
107,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	97,102
25,000	Novelis Corp., 3.875%, 8/15/31 (144A)	22,867
	Total Mining	$300,213
	Miscellaneous Manufacturing — 0.1%
14,000	Amsted Industries, Inc., 5.625%, 7/1/27 (144A)	$ 14,035
22,000	Hillenbrand, Inc., 3.75%, 3/1/31	20,130
	Total Miscellaneous Manufacturing	$34,165
	Multi-National — 1.2%
200,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	$ 189,317
IDR1,997,800,000	European Bank for Reconstruction & Development, 6.45%, 12/13/22	141,825
IDR980,000,000	Inter-American Development Bank Series GDP, 7.875%, 3/14/23	70,580
KZT49,000,000	International Finance Corp., 7.50%, 2/3/23	90,442
	Total Multi-National	$492,164
	Oil & Gas — 1.4%
179,000	Cenovus Energy, Inc., 6.75%, 11/15/39	$ 221,188
5,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	5,054
7,000	MEG Energy Corp., 6.50%, 1/15/25 (144A)	7,114
30,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	31,410
90,000	Occidental Petroleum Corp., 4.40%, 4/15/46	85,500
40,000	Petroleos Mexicanos, 6.70%, 2/16/32	38,000
22,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	22,440
60,000	Valero Energy Corp., 4.00%, 6/1/52	56,357
130,000	YPF SA, 6.95%, 7/21/27 (144A)	96,851
ARS175,000	YPF SA, 16.50%, 5/9/22 (144A)	844
	Total Oil & Gas	$564,758
	Pharmaceuticals — 1.1%
25,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 23,219
7,000	Bausch Health Americas, Inc., 8.50%, 1/31/27 (144A)	6,995

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Pharmaceuticals — (continued)
15,000	Bausch Health Cos., Inc., 5.00%, 1/30/28 (144A)	$ 12,353
29,032	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	31,779
44,961	CVS Pass-Through Trust, 6.036%, 12/10/28	48,196
15,864	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	19,043
31,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	28,928
EUR100,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	102,727
187,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	169,493
	Total Pharmaceuticals	$442,733
	Pipelines — 1.8%
13,000	DCP Midstream Operating LP, 5.60%, 4/1/44	$ 13,660
35,000	Energy Transfer LP, 6.00%, 6/15/48	38,780
19,000	Energy Transfer LP, 6.10%, 2/15/42	20,711
10,000	Energy Transfer LP, 6.125%, 12/15/45	11,032
21,000	Energy Transfer LP, 6.50%, 2/1/42	24,156
15,000(e)(g)	Energy Transfer LP, 6.625% (3 Month USD LIBOR + 416 bps)	13,425
389,000(e)(g)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	381,220
4,000	EnLink Midstream LLC, 5.375%, 6/1/29	4,000
9,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	7,290
135,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	114,075
34,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	29,325
38,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	38,405
	Total Pipelines	$696,079
	Real Estate — 0.4%
EUR100,000	ADLER Real Estate AG, 3.00%, 4/27/26	$ 100,399
60,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	57,054
	Total Real Estate	$157,453
	REITs — 0.8%
21,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	$ 19,053
75,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	71,250
18,000	iStar, Inc., 4.25%, 8/1/25	17,792
150,000	SBA Tower Trust Series 2014-2A Class C, 3.869%, 10/8/24 (144A)	151,515
20,000	Starwood Property Trust, Inc., 4.375%, 1/15/27 (144A)	19,400
30,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	28,034
	Total REITs	$307,044
	Retail — 0.3%
15,000	Asbury Automotive Group, Inc., 4.50%, 3/1/28	$ 14,409
15,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30	14,156
9,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	8,314
35,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	33,057
63,000	Penske Automotive Group, Inc., 3.75%, 6/15/29	56,564
	Total Retail	$126,500
	Semiconductors — 0.2%
65,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	$ 64,858
	Total Semiconductors	$64,858

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Software — 0.1%
60,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30 (144A)	$ 58,344
	Total Software	$58,344
	Telecommunications — 1.5%
50,000	CommScope Technologies LLC, 5.00%, 3/15/27 (144A)	$ 43,506
165,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	146,228
41,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	38,895
45,000	LogMeIn, Inc., 5.50%, 9/1/27 (144A)	42,001
EUR100,000	Lorca Telecom Bondco SA, 4.00%, 9/18/27 (144A)	106,477
25,000	Lumen Technologies, Inc., 4.00%, 2/15/27 (144A)	23,312
45,000	Lumen Technologies, Inc., 4.50%, 1/15/29 (144A)	38,700
11,700	Millicom International Cellular SA, 6.25%, 3/25/29 (144A)	12,415
116,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	119,464
35,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	35,437
	Total Telecommunications	$606,435
	Transportation — 0.2%
32,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	$ 29,920
60,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	64,500
	Total Transportation	$94,420
	Total Corporate Bonds (Cost $13,593,918)	$12,825,192

Shares
	Convertible Preferred Stock — 2.1% of Net Assets
	Banks — 2.1%
69(g)	Bank of America Corp., 7.25%	$ 90,563
571(g)	Wells Fargo & Co., 7.50%	756,575
	Total Banks	$847,138
	Total Convertible Preferred Stock (Cost $862,511)	$847,138

Principal Amount USD ($)

Face Amount USD ($)
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
40,000(b)(i)+	Lorenz Re 2018, 7/1/22	$ —
20,578(b)(i)+	Lorenz Re 2019, 6/30/22	2,387
		$2,387
	Total Reinsurance Sidecars	$2,387
	Total Insurance-Linked Securities (Cost $14,098)	$2,387

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Foreign Government Bonds — 4.1% of Net Assets
	Argentina — 0.7%
6,500	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 2,204
145,500(c)	Argentine Republic Government International Bond, 1.125%, 7/9/35	44,183
250,000	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	224,065
	Total Argentina	$270,452
	Egypt — 0.2%
EGP1,754,000	Egypt Government Bond, 15.700%, 11/7/27	$ 94,196
	Total Egypt	$94,196
	Guatemala — 0.2%
70,000	Republic of Guatemala, 3.700%, 10/7/33 (144A)	$ 64,750
	Total Guatemala	$64,750
	Indonesia — 0.3%
IDR1,784,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$ 122,461
	Total Indonesia	$122,461
	Ivory Coast — 0.5%
EUR100,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 97,257
EUR100,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	102,319
	Total Ivory Coast	$199,576
	Mexico — 0.9%
MXN5,490,000	Mexican Bonos, 8.500%, 5/31/29	$ 277,790
MXN1,617,771	Mexican Udibonos, 2.000%, 6/9/22	81,015
	Total Mexico	$358,805
	Nigeria — 0.5%
200,000	Nigeria Government International Bond, 8.375%, 3/24/29 (144A)	$ 200,750
	Total Nigeria	$200,750
	Serbia — 0.2%
EUR100,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 85,004
	Total Serbia	$85,004
	South Africa — 0.6%
ZAR3,800,000	Republic of South Africa Government Bond, 8.250%, 3/31/32	$ 232,044
	Total South Africa	$232,044
	Total Foreign Government Bonds (Cost $1,822,330)	$1,628,038

	U.S. Government and Agency Obligations — 46.5% of Net Assets
342,004	Fannie Mae, 1.500%, 11/1/41	$ 310,133
99,043	Fannie Mae, 1.500%, 1/1/42	89,807
98,836	Fannie Mae, 1.500%, 1/1/42	89,627
99,256	Fannie Mae, 1.500%, 2/1/42	90,014
200,000	Fannie Mae, 2.000%, 4/1/42	187,786
96,595	Fannie Mae, 2.500%, 10/1/51	92,407
98,594	Fannie Mae, 2.500%, 12/1/51	94,453
99,540	Fannie Mae, 2.500%, 1/1/52	95,420
300,000	Fannie Mae, 2.500%, 4/1/52 (TBA)	286,594
16,736	Fannie Mae, 3.000%, 10/1/30	16,915
35,029	Fannie Mae, 3.000%, 5/1/43	35,010

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,113	Fannie Mae, 3.000%, 5/1/46	$ 1,108
1,021	Fannie Mae, 3.000%, 10/1/46	1,019
473	Fannie Mae, 3.000%, 1/1/47	472
2,703	Fannie Mae, 3.000%, 7/1/49	2,672
2,000,000	Fannie Mae, 3.000%, 4/1/52 (TBA)	1,958,486
400,000	Fannie Mae, 3.000%, 5/1/52 (TBA)	390,671
22,963	Fannie Mae, 3.500%, 6/1/45	23,382
41,205	Fannie Mae, 3.500%, 9/1/45	42,167
6,807	Fannie Mae, 3.500%, 10/1/46	6,909
44,518	Fannie Mae, 3.500%, 1/1/47	45,225
23,370	Fannie Mae, 3.500%, 1/1/47	23,690
2,000,000	Fannie Mae, 3.500%, 4/1/52 (TBA)	2,005,039
100,000	Fannie Mae, 3.500%, 5/1/52 (TBA)	99,873
33,106	Fannie Mae, 4.000%, 10/1/40	34,669
4,665	Fannie Mae, 4.000%, 12/1/40	4,885
14,324	Fannie Mae, 4.000%, 11/1/43	14,965
21,204	Fannie Mae, 4.000%, 11/1/43	22,147
12,961	Fannie Mae, 4.000%, 4/1/47	13,454
12,818	Fannie Mae, 4.000%, 4/1/47	13,272
7,496	Fannie Mae, 4.000%, 6/1/47	7,771
9,385	Fannie Mae, 4.000%, 7/1/47	9,710
20,105	Fannie Mae, 4.000%, 11/1/50	20,556
14,226	Fannie Mae, 4.000%, 6/1/51	14,544
17,742	Fannie Mae, 4.000%, 7/1/51	18,213
36,614	Fannie Mae, 4.000%, 7/1/51	37,423
49,249	Fannie Mae, 4.000%, 8/1/51	50,348
900,000	Fannie Mae, 4.000%, 4/1/52 (TBA)	919,406
600,000	Fannie Mae, 4.000%, 5/1/52 (TBA)	610,619
24,842	Fannie Mae, 4.500%, 11/1/40	26,371
14,825	Fannie Mae, 4.500%, 5/1/41	15,793
32,547	Fannie Mae, 4.500%, 6/1/44	34,486
62,575	Fannie Mae, 4.500%, 5/1/49	65,412
87,767	Fannie Mae, 4.500%, 4/1/50	91,701
2,000,000	Fannie Mae, 4.500%, 4/1/52 (TBA)	2,074,688
13,303	Fannie Mae, 5.000%, 4/1/30	14,136
11,946	Fannie Mae, 5.000%, 1/1/39	12,741
2,844	Fannie Mae, 5.000%, 6/1/40	3,080
81	Fannie Mae, 6.000%, 3/1/32	89
12,100	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	12,238
9,411	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	9,372
31,151	Federal Home Loan Mortgage Corp., 3.000%, 2/1/47	30,954
1,427	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	1,419
24,759	Federal Home Loan Mortgage Corp., 3.500%, 11/1/45	25,259
30,132	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	30,744
20,638	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	21,476
10,062	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	10,405
7,732	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	8,017
126	Federal Home Loan Mortgage Corp., 5.000%, 5/1/34	136
566	Federal Home Loan Mortgage Corp., 5.000%, 6/1/35	597

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,642	Federal Home Loan Mortgage Corp., 5.000%, 10/1/38	$ 2,860
9,605	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	10,301
5,591	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	6,154
98,148	Freddie Mac Pool, 1.500%, 12/1/41	88,986
98,786	Freddie Mac Pool, 1.500%, 1/1/42	89,565
98,866	Freddie Mac Pool, 1.500%, 2/1/42	89,640
95,293	Freddie Mac Pool, 2.500%, 8/1/51	91,170
28,637	Freddie Mac Pool, 3.000%, 2/1/47	28,621
100,000	Freddie Mac Pool, 3.000%, 3/1/52	98,163
10,759	Freddie Mac Pool, 4.000%, 12/1/48	11,010
22,933	Freddie Mac Pool, 4.000%, 10/1/51	23,440
300,000	Ginnie Mae, 2.500%, 4/20/52 (TBA)	291,281
400,000	Ginnie Mae, 3.000%, 4/20/52 (TBA)	395,697
100,000	Ginnie Mae, 3.500%, 4/20/52 (TBA)	100,627
3,621	Government National Mortgage Association I, 3.500%, 10/15/42	3,731
472	Government National Mortgage Association I, 4.000%, 12/15/41	486
96,739	Government National Mortgage Association I, 4.000%, 4/15/42	100,291
54,431	Government National Mortgage Association I, 4.000%, 8/15/43	58,282
4,130	Government National Mortgage Association I, 4.000%, 3/15/44	4,359
9,396	Government National Mortgage Association I, 4.000%, 9/15/44	9,916
8,290	Government National Mortgage Association I, 4.000%, 4/15/45	8,746
16,122	Government National Mortgage Association I, 4.000%, 6/15/45	17,004
2,445	Government National Mortgage Association I, 4.500%, 9/15/33	2,627
6,126	Government National Mortgage Association I, 4.500%, 4/15/35	6,562
12,135	Government National Mortgage Association I, 4.500%, 1/15/40	13,081
34,267	Government National Mortgage Association I, 4.500%, 3/15/40	36,778
6,974	Government National Mortgage Association I, 4.500%, 9/15/40	7,534
8,733	Government National Mortgage Association I, 4.500%, 7/15/41	9,399
2,575	Government National Mortgage Association I, 5.000%, 4/15/35	2,834
2,171	Government National Mortgage Association I, 5.500%, 1/15/34	2,401
2,613	Government National Mortgage Association I, 5.500%, 4/15/34	2,876
868	Government National Mortgage Association I, 5.500%, 7/15/34	960
3,777	Government National Mortgage Association I, 5.500%, 6/15/35	4,035
347	Government National Mortgage Association I, 6.000%, 2/15/33	383
583	Government National Mortgage Association I, 6.000%, 3/15/33	654
530	Government National Mortgage Association I, 6.000%, 3/15/33	567
791	Government National Mortgage Association I, 6.000%, 6/15/33	870
801	Government National Mortgage Association I, 6.000%, 7/15/33	877
720	Government National Mortgage Association I, 6.000%, 7/15/33	772
568	Government National Mortgage Association I, 6.000%, 9/15/33	606
137	Government National Mortgage Association I, 6.000%, 9/15/33	147
764	Government National Mortgage Association I, 6.000%, 10/15/33	827
244	Government National Mortgage Association I, 6.500%, 3/15/29	261
862	Government National Mortgage Association I, 6.500%, 1/15/30	922
173	Government National Mortgage Association I, 6.500%, 2/15/32	189
173	Government National Mortgage Association I, 6.500%, 3/15/32	190
304	Government National Mortgage Association I, 6.500%, 11/15/32	336
32	Government National Mortgage Association I, 7.000%, 3/15/31	32
5,132	Government National Mortgage Association II, 3.500%, 4/20/45	5,235

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,648	Government National Mortgage Association II, 3.500%, 4/20/45	$ 8,770
10,315	Government National Mortgage Association II, 3.500%, 3/20/46	10,524
15,005	Government National Mortgage Association II, 4.000%, 9/20/44	15,776
19,958	Government National Mortgage Association II, 4.000%, 10/20/46	20,796
18,054	Government National Mortgage Association II, 4.000%, 1/20/47	18,682
12,352	Government National Mortgage Association II, 4.000%, 2/20/48	12,930
16,550	Government National Mortgage Association II, 4.000%, 4/20/48	17,325
5,243	Government National Mortgage Association II, 4.500%, 9/20/41	5,591
13,627	Government National Mortgage Association II, 4.500%, 9/20/44	14,400
6,019	Government National Mortgage Association II, 4.500%, 10/20/44	6,412
12,807	Government National Mortgage Association II, 4.500%, 11/20/44	13,685
1,633	Government National Mortgage Association II, 5.500%, 3/20/34	1,813
2,641	Government National Mortgage Association II, 6.000%, 11/20/33	2,885
5,000,000(d)	U.S. Treasury Bills, 4/5/22	4,999,922
1,400,000(d)	U.S. Treasury Bills, 4/21/22	1,399,901
	Total U.S. Government and Agency Obligations (Cost $18,625,093)	$18,451,672

Shares
	SHORT TERM INVESTMENTS — 2.3% of Net Assets
	Open-End Fund — 2.3%
908,112(j)	Dreyfus Government Cash Management, Institutional Shares, 0.19%	$ 908,112
		$908,112
	TOTAL SHORT TERM INVESTMENTS (Cost $908,112)	$908,112
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	Over The Counter (OTC) Call Option Purchased — 0.0%†
3,182(k)^	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN —	MXN 0.01(l)	10/23/22	$ —
3,182(m)^	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN —	MXN 0.01(l)	10/23/22	—
	Total Over The Counter (OTC) Call Option Purchased (Premiums paid $ 0)					$—

	Over The Counter (OTC) Currency Put Option Purchased — 0.0%†
375,000	Put EUR Call USD	Bank of America NA	EUR 5,763	EUR 1.15	10/19/22	$ 14,658
	Total Over The Counter (OTC) Currency Put Option Purchased (Premiums paid $ 5,763)					$14,658

	TOTAL OPTIONS PURCHASED (Premiums paid $ 5,763)					$14,658

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 116.7% (Cost $48,395,435)					$46,329,798

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	Affiliated Issuer — 2.1%
	Closed-End Mutual Funds — 2.1% of Net Assets
99,051(n)	Pioneer ILS Interval Fund	$—	$—	$11,886	$ 827,075
	Total Closed-End Mutual Funds (Cost $1,014,650)				$827,075

	Total Investments in Affiliated Issuer — 2.1% (Cost $1,014,650)				$827,075
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	Over The Counter (OTC) Currency Call Option Written — (0.0%)†
375,000	Call EUR Put USD	Bank of America NA	EUR 5,763	EUR 1.20	10/19/22	$ (863)
	Total Over The Counter (OTC) Currency Call Option Written (Premiums received $(5,763))					$(863)

	OTHER ASSETS AND LIABILITIES — (18.8)%					$(7,472,271)
	net assets — 100.0%					$39,683,739

(TBA)	“To Be Announced” Securities.
BADLARPP	Argentine Deposit Rate Badlar Private Banks 30 – 35 Days.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2022, the value of these securities amounted to $18,978,346, or 47.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2022.
(b)	Non-income producing security.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at March 31, 2022.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2022.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Issued as preference shares.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2022.
(k)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(l)	Strike price is 1 Mexican Peso (MXN).

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

(m)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 14.5 Billion.
(n)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Pioneer Asset Management, Inc., (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2022.
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2018	6/26/2018	$ 7,639	$ —
Lorenz Re 2019	7/10/2019	6,459	2,387
Total Restricted Securities			$2,387
% of Net assets			0%†
†	Amount rounds to less than 0.1%.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	30,000	USD	34,180	Bank of America NA	4/28/22	$(966)
NOK	3,100,000	USD	346,081	Bank of America NA	5/4/22	5,900
SEK	2,365,000	USD	254,228	Bank of America NA	4/28/22	(2,569)
USD	237,046	ZAR	3,495,000	Bank of America NA	6/24/22	454
USD	255,798	SEK	2,365,000	Brown Brothers Harriman & Co.	4/28/22	4,139
USD	455,025	EUR	400,000	Brown Brothers Harriman & Co.	4/28/22	12,161
INR	16,400,000	USD	217,859	Citibank NA	4/28/22	(2,837)
KRW	258,250,000	USD	213,145	Citibank NA	6/3/22	(731)
NOK	1,815,000	USD	205,543	Citibank NA	5/4/22	535
PEN	740,000	USD	196,255	Citibank NA	5/24/22	3,958
PLN	1,240,000	EUR	271,994	Citibank NA	5/25/22	(7,996)
USD	344,290	IDR	4,950,000,000	Citibank NA	6/24/22	201
EGP	800,000	USD	49,984	Goldman Sachs & Co.	5/24/22	(6,522)
USD	363,373	MXN	7,600,000	Goldman Sachs & Co.	4/28/22	(16,856)
AUD	305,000	NZD	328,672	HSBC Bank USA NA	6/28/22	1,165
CZK	4,820,000	EUR	194,183	HSBC Bank USA NA	4/11/22	3,276
NOK	2,245,000	EUR	222,572	HSBC Bank USA NA	4/11/22	8,672
PLN	900,000	USD	223,871	HSBC Bank USA NA	5/26/22	(10,874)
SGD	300,000	USD	221,136	HSBC Bank USA NA	6/2/22	195
EUR	710,000	USD	804,401	JPMorgan Chase Bank NA	4/27/22	(18,341)
EUR	80,000	USD	90,211	JPMorgan Chase Bank NA	5/26/22	(1,532)
USD	9,307	KZT	4,200,000	JPMorgan Chase Bank NA	4/28/22	519
AUD	597,000	USD	430,487	State Street Bank & Trust Co.	5/26/22	16,648
EUR	80,000	USD	87,320	State Street Bank & Trust Co.	5/26/22	1,359
EUR	40,000	USD	44,020	State Street Bank & Trust Co.	6/24/22	381
USD	78,353	CAD	100,000	State Street Bank & Trust Co.	5/13/22	(1,625)
USD	848,942	EUR	748,000	State Street Bank & Trust Co.	5/26/22	19,789
USD	787,723	EUR	710,000	State Street Bank & Trust Co.	6/24/22	(398)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$8,105
FUTURES CONTRACT
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
4	U.S. 2 Year Note (CBT)	6/30/22	$856,447	$847,688	$(8,759)

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
28	U.S. 5 Year Note (CBT)	6/30/22	$3,266,744	$3,211,250	$(55,494)
11	U.S. Ultra Bond (CBT)	6/21/22	2,013,661	1,948,375	(65,286)
			$6,136,852	$6,007,313	$(129,539)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
19	Euro-Bund	6/8/22	$(3,488,901)	$(3,334,835)	$154,066
17	U.S. 10 Year Ultra Bond (CBT)	6/21/22	(2,372,043)	(2,302,969)	69,074
2	U.S. 10 Year Note (CBT)	6/21/22	(252,057)	(245,750)	6,308
2	U.S. Long Bond (CBT)	6/21/22	(308,784)	(300,125)	8,659
			$(6,421,785)	$(6,183,679)	$238,107
TOTAL FUTURES CONTRACTS			$(284,933)	$(176,366)	$108,568
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
1,700,000	Markit CDX North America High Yield Series 38	Receive	5.00%	6/22/27	$(96,446)	$2,389	$(94,057)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$(96,446)	$2,389	$(94,057)
OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
70,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	$(2,375)	$876	$(1,499)
15,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(541)	220	(321)
25,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(873)	338	(535)
45,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(1,774)	811	(963)
25,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(1,183)	648	(535)
25,000	JPMorgan Chase Bank NA	Delta Air Lines, Inc.	Receive	5.00%	12/20/26	2,509	(584)	1,925
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION						$(4,237)	$2,309	$(1,928)
TOTAL SWAP CONTRACTS						$(100,683)	$4,698	$(95,985)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
ARS	— Argentine Peso
AUD	— Australia Dollar
CAD	— Canada Dollar
CZK	— Czech Republic Koruna
EGP	— Egypt Pound
EUR	— Euro
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— Korean Won
KZT	— Kazakhstan Tenge

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PLN	— Poland Zloty
SEK	— Sweden Krona
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South Africa Rand
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2022, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$595,337	$—	$595,337
Common Stocks
Paper & Forest Products	—	21	—	21
All Other Common Stocks	26,180	—	—	26,180
Asset Backed Securities	—	1,635,057	—	1,635,057
Collateralized Mortgage Obligations	—	5,057,810	—	5,057,810
Commercial Mortgage-Backed Securities	—	4,028,201	—	4,028,201
Convertible Corporate Bonds	—	309,995	—	309,995
Corporate Bonds	—	12,825,192	—	12,825,192
Convertible Preferred Stock	847,138	—	—	847,138
Insurance-Linked Securities
Reinsurance Sidecars	—	—	2,387	2,387
Foreign Government Bonds	—	1,628,038	—	1,628,038
U.S. Government and Agency Obligations	—	18,451,672	—	18,451,672
Open-End Fund	908,112	—	—	908,112
Over The Counter (OTC) Call Option Purchased	—	—*	—	—*
Over The Counter (OTC) Currency Put Option Purchased	—	14,658	—	14,658
Affiliated Mutual Funds	827,075	—	—	827,075
Total Investments in Securities	$2,608,505	$44,545,981	$2,387	$47,156,873
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$—	$(863)	$—	$(863)
Net unrealized appreciation on forward foreign currency exchange contracts	—	8,105	—	8,105
Net unrealized appreciation on futures contracts	108,568	—	—	108,568
Swap contracts, at value	—	(95,985)	—	(95,985)
Total Other Financial Instruments	$108,568	$(88,743)	$—	$19,825
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Insurance- Linked Securities	Warrants	Total
Balance as of 12/31/21	$ 675	$ 1,120	$ 1,795
Realized gain (loss)	—	1,120	1,120
Changed in unrealized appreciation (depreciation)	1,725	(1,120)	605
Accrued discounts/premiums	(13)	—	(13)
Purchases	—	—	—
Sales	—	(1,120)	(1,120)

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
	Insurance- Linked Securities	Warrants	Total
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	—	—
Balance as of 3/31/22	$ 2,387	$	$ 2,387
*	Transfers are calculated on the beginning of period values. For the three months ended March 31, 2022, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2022:	$1,725